Consolidated Statement Of Changes In Shareholders' Equity	Issued capital [member] USD ($)	Issued capital [member] SGD ($)	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Translation reserve [member] USD ($)	Translation reserve [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2023		$ 8						$ 5,488,833						$ 5,488,841
IfrsStatementLineItems [Line Items]
Issuance of share capital		24,455,170												24,455,170
Merger reserve arising from group restructuring				(24,455,170)										(24,455,170)
Profit/(Loss)								2,072,800						2,072,800
Balance at Jun. 30, 2024	$ 18,362,506	24,455,178	$ (18,362,500)	(24,455,170)	$ (8,686)		$ 5,588,403	7,561,633	$ 5,579,723	$ 7,561,641			$ 5,579,723	7,561,641
IfrsStatementLineItems [Line Items]
Issuance of share capital	7,246,603	9,753,384							7,246,603	9,753,384			7,246,603	9,753,384
Foreign currency translation					(269,651)	(463,787)			(269,651)	(463,787)			(269,651)	(463,787)
Share based payment reserve							78,624	100,000	78,624	100,000			78,624	100,000
Loss for the year, representing total comprehensive income for the year							(8,362,434)	(11,516,581)	(8,362,434)	(11,516,581)	2,751	3,499	(8,359,683)	(11,513,082)
Profit/(Loss)													(8,362,433)	(10,636,178)
Balance at Jun. 30, 2025	$ 25,609,109	$ 34,208,562	$ (18,362,500)	$ (24,455,170)	$ (278,337)	$ (463,787)	$ (2,695,407)	$ (3,854,948)	$ 4,272,865	$ 5,434,657	$ 2,751	$ 3,499	$ 4,275,616	$ 5,438,156